Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550	56.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63000%	May 15, 2017
Class A-2a Notes	$275,000,000.00	1.080%	March 15, 2019
Class A-2b Notes	$185,200,000.00	0.746%	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.330%	October 15, 2020
Class A-4 Notes	$120,480,000.00	1.520%	August 15, 2021
Class B Notes	$39,510,000.00	1.850%	September 15, 2021
Class C Notes	$26,340,000.00	2.140%	October 15, 2022
Total	$1,316,830,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,517,297.86

Principal:
Principal Collections	$27,659,194.09
Prepayments in Full	$20,953,036.64
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$48,612,230.73
Collections	$52,129,528.59

Purchase Amounts:
Purchase Amounts Related to Principal	$348,952.53
Purchase Amounts Related to Interest	$877.66
Sub Total	$349,830.19

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$52,479,358.78

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	1
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$52,479,358.78
Servicing Fee	$1,183,581.98	$1,183,581.98	$0.00	$0.00	$51,295,776.80
Interest - Class A-1 Notes	$100,905.00	$100,905.00	$0.00	$0.00	$51,194,871.80
Interest - Class A-2a Notes	$156,750.00	$156,750.00	$0.00	$0.00	$51,038,121.80
Interest - Class A-2b Notes	$76,801.41	$76,801.41	$0.00	$0.00	$50,961,320.39
Interest - Class A-3 Notes	$268,142.78	$268,142.78	$0.00	$0.00	$50,693,177.61
Interest - Class A-4 Notes	$96,651.73	$96,651.73	$0.00	$0.00	$50,596,525.88
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,596,525.88
Interest - Class B Notes	$38,577.13	$38,577.13	$0.00	$0.00	$50,557,948.75
Second Priority Principal Payment	$19,240,288.17	$19,240,288.17	$0.00	$0.00	$31,317,660.58
Interest - Class C Notes	$29,749.57	$29,749.57	$0.00	$0.00	$31,287,911.01
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$31,287,911.01
Regular Principal Payment	$269,059,711.83	$31,287,911.01	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$52,479,358.78

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$19,240,288.17
Regular Principal Payment					$31,287,911.01
Total					$50,528,199.18
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$50,528,199.18	$175.26	$100,905.00	$0.35	$50,629,104.18	$175.61
Class A-2a Notes	$0.00	$0.00	$156,750.00	$0.57	$156,750.00	$0.57
Class A-2b Notes	$0.00	$0.00	$76,801.41	$0.41	$76,801.41	$0.41
Class A-3 Notes	$0.00	$0.00	$268,142.78	$0.70	$268,142.78	$0.70
Class A-4 Notes	$0.00	$0.00	$96,651.73	$0.80	$96,651.73	$0.80
Class B Notes	$0.00	$0.00	$38,577.13	$0.98	$38,577.13	$0.98
Class C Notes	$0.00	$0.00	$29,749.57	$1.13	$29,749.57	$1.13
Total	$50,528,199.18	$38.37	$767,577.62	$0.58	$51,295,776.80	$38.95

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$288,300,000.00	1.0000000	$237,771,800.82	0.8247374
Class A-2a Notes	$275,000,000.00	1.0000000	$275,000,000.00	1.0000000
Class A-2b Notes	$185,200,000.00	1.0000000	$185,200,000.00	1.0000000
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$1,316,830,000.00	1.0000000	$1,266,301,800.82	0.9616289

Pool Information
Weighted Average APR	3.081%	3.056%
Weighted Average Remaining Term	56.80	55.88
Number of Receivables Outstanding	56,550	55,472
Pool Balance	$1,420,298,372.26	$1,371,336,918.20
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,316,824,146.49	$1,271,249,711.83
Pool Factor	1.0000000	0.9655273

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$46,906,536.70
Yield Supplement Overcollateralization Amount	$100,087,206.37
Targeted Overcollateralization Amount	$139,892,251.21
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$105,035,117.38

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	1
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		59	$270.80
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$270.80
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0002%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0002%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		59	$270.80
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$270.80
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4.59
Average Net Loss for Receivables that have experienced a Realized Loss			$4.59

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.42%	211	$5,725,926.59
61-90 Days Delinquent	0.00%	0	$0.00
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.42%	211	$5,725,926.59

Repossession Inventory:
Repossessed in the Current Collection Period		5	$170,085.97
Total Repossessed Inventory		5	$170,085.97

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0000%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0000%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	April 2016
Payment Date	5/16/2016
Transaction Month	1

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer